Related party transactions	6 Months Ended
Jun. 30, 2024
Related party transactions
Related party transactions

Note 10

Related party transactions

The following significant transactions took place between the Company and related parties within the BW Group and Scorpio Holdings at terms agreed between the parties:

EUR’000	H1 2024	H1 2023
Purchases of services from related parties	(4,567)	(5,350)
BW Group Limited (including subsidiaries)	(3,905)	(5,350)
Scorpio Holdings Limited (including subsidiaries)	(662)	-

Note 10

Related party transactions

Continued from previous page

EUR’000	30 June 2024	31 December 2023
Receivables from related parties at reported period	601	592
Scorpio Holdings Limited (including subsidiaries)	601	592
Payables to related parties at reported period	79	162
BW Group Limited (including subsidiaries)	-	10
Scorpio Holdings Limited (including subsidiaries)	79	152

Related party transactions over the reporting period are primarily linked to guarantee fees issued by the BW Group Limited, costs related to training expenses by BW Maritime and administrative expenses to Scorpio Services Holding.

The BW Group has provided COSCO with a guarantee in respect of the sums payable by Cadeler in accordance with new contract signed for the construction of the third A-Class. Under this guarantee arrangement, certain fees are payable by the Group to BW Group until the guarantees are discharged in full. Aside from this, Cadeler has not had significant transactions with the members of its Board of Directors or Executive Management, apart from remuneration. Cadeler has not provided or granted any loans or guarantees to its directors or Executive Management members.